LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

9. LEASES

The total lease costs for the years ended December 31, 2020, 2021 and 2022 were RMB11,432 thousand, RMB22,147 thousand and RMB21,797 thousand (US$3,160 thousand), comprised of operating lease costs of RMB11,297 thousand, RMB21,755 thousand and RMB21,567 thousand (US$3,127 thousand), and short-term lease costs of RMB135 thousand, RMB392 thousand and RMB230 thousand (US$33 thousand), respectively. Cash payments for operating leases for the years ended December 31, 2020, 2021 and 2022 were RMB10,463 thousand, RMB21,598 thousand and RMB24,795 thousand (US$3,595 thousand), respectively. The weighted-average remaining lease terms as of December 31, 2021 and 2022 were 1.90 years and 1.12 years, respectively. The weighted average incremental borrowing rates as of December 31, 2021 and 2022 were 7.54% and 7.75%, respectively. The undiscounted future minimum payments under the Group’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheets were as below:

	As of December 31, 2022
	RMB	US$

	(in thousands)
2023	6,267	909
2024	1,563	227
2025	1,327	192
2026	508	74
Total lease payments	9,665	1,402
Less: Imputed interest	648	94
Present value of lease liabilities	9,017	1,308